Capital Stock (Details Narrative) - USD ($)				1 Months Ended							12 Months Ended
	Oct. 12, 2018	Mar. 07, 2018	Feb. 07, 2018	Jul. 20, 2018	Apr. 17, 2018	Feb. 28, 2018	Jan. 22, 2018	Jul. 31, 2017	Mar. 27, 2017	Sep. 30, 2009	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2019
Common stock shares, authorized											3,000,000,000	3,000,000,000	3,000,000,000
Common stock shares, issued											95,651,644	95,651,644	95,651,644
Common stock shares, outstanding											95,651,644	95,651,644	95,651,644
Common stock shares, par value											$ 0.001	$ 0.001	$ 0.001
Forward stock split										60-for-1
Proceeds from exercise of warrants											$ 210,300
Yeehaw and Melissa [Member]
Issuance of common stock shares						400,000
Consideration value per shares						$ 0.365
Stock Option [Member]
Issuance of common stock shares	909,091		50,000	500,000		500,000	200,000
Proceeds for issuance of common stock	$ 100,000		$ 1,250	$ 22,500		$ 12,500	$ 7,000
Warrant [Member]
Issuance of common stock shares		1,324,000			2,400,000			1,900,000	2,400,000
Proceeds for issuance of common stock		$ 90,300			$ 120,000
Warrants exercisable per share for first twelve months after closing.									$ 0.05
Warrants exercisable per share for the following twelve months after closing.									$ 0.075
Fair Value adjustment of Warrants								$ 69,489	$ 86,180
Warrants exercisable per share for twenty four months after closing								$ 0.075